Annual Fund Operating Expenses - AOT Software Platform ETF - AOT Software Platform ETF Class	Dec. 15, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.49%

[1]	Other Expenses are estimated for the current fiscal year.